Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis	Liabilities measured at fair value on a recurring basis as of June 30, 2024, are summarized as follows:

in thousands	Level	June 30, 2024	December 31, 2023
Derivative liability	3	$128	$37
Warrant liability	2	40,961	268
Total		$41,089	$305
Liabilities measured at fair value on a recurring basis as of December 31, 2023, are summarized as follows:

in thousands	Level 1	Level 2	Level 3	Total
Derivative liability related to fair value of beneficial conversion feature	$—	$—	$37	$37
Total	$—	$—	$37	$37

Fair Value Measurements within the Fair Value Hierarchy of Derivative Liabilities Using Level 3 Inputs

The following table details the roll-forward of the Level 3 liabilities during the six months ended June 30, 2024:

in thousands	Derivative liability
Balance at December 31, 2023	$(37)
Change in fair value of derivative liability	(78)
Issuance of note	(13)
Balance at June 30, 2024	$(128)

The following table details the roll-forward of the Level 3 liabilities during the year ended December 31, 2023:

in thousands	Total
Balance at January 1, 2023	$—
Fair value of derivative liability at issuance	(14)
Change in fair value of derivative liabilities	(23)
Balance at December 31, 2023	$(37)

Embedded Derivative Liability Valuation Assumptions	The embedded derivative liability is valued at each of the reporting period; the following table details the significant market-based inputs:

	June 30, 2024	December 31, 2023
Price of Common Stock	$0.46	$2.27
Volatility	40%	40%
Market Risk Spread	11.58%	12.37%
Expected Term (in years)	1.25	1.25
The embedded derivative liability was valued at each of the respective issuance dates (November 15, 2023 and December 11, 2023) and at year-end using the following market based inputs:

in thousands	At Issuance	December 31, 2023
Price of Common Stock	$2.48 - $6.83	$2.27
Volatility	30% - 40%	40%
Market Risk Spread:	12.60% - 12.82%	12.37%
Expected Term (in years)	1.31 - 1.38	1.25